Summary of Significant Accounting Policies and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Inventories

	December 31, 2012	December 31, 2011
Finished Goods	$-	$-
Stockpile Ore	-	288,982
Total	$-	$288,982

Schedule of Future Amortization of Intangible Assets

Intangibles Assets	December 31, 2012	December 31, 2011
Mining Claims Database	$10,000	$-
Accumulated Amortization	(583)	-
Net	$9,417	$-

Schedule of Amortization of Intangible Assets

Year	USD
2013	$1,000
2014	1,000
2015	1,000
2016	1,000
2017	1,000
$5,000